Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 2,097,429	€ 1,804,690	€ 1,491,911
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,297,933	1,083,721	887,957
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	794,797	716,687	598,664
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 4,699	€ 4,282	€ 5,290